Financial risk and capital management - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Core_Banks	Dec. 31, 2019 USD ($)
Disclosure of offsetting of financial assets [line items]
Lease Liabilities	$ 4,405	$ 4,339
Statoil's Captive Insurance Company [Member]
Disclosure of offsetting of financial assets [line items]
Cash held as collateral	627	791
Liquidity risk [member]
Disclosure of offsetting of financial assets [line items]
Commercial Papers Programme	5,000
Revolving credit facility	$ 5,000
Number of banks | Core_Banks	21
Credit facility maturity date	maturing in 2022
Description of strategy for managing liquidity risk	Equinor raises debt in all major capital markets (USA, Europe and Asia) for long-term funding purposes. The policy is to have a maturity profile with repayments not exceeding 5% of capital employed in any year for the nearest five years.
Maximum Percentage Of Repayment Of Long Term Funding	5.00%
Maturity Profile Of Debt Funding Repayment	5 years
Non-current liabilities weighted average maturity	10 years
Credit risk [member]
Disclosure of offsetting of financial assets [line items]
Cash held as collateral	$ 1,704	585
Liabilities not offsetting under netting arrangements	387	603
Financial instruments offset under netting arrangements	$ 3,738	1,661
Trade and other receivables [member] | Credit risk [member]
Disclosure of offsetting of financial assets [line items]
Percentage of overdue trade and other receivables for 30 days and more	2.00%
Financial instruments offset under netting arrangements	$ 1,684	$ 1,309